Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
NET LOSS	$ (5,915,309)	$ (2,366,031)	$ (4,202,628)	$ (4,826,967)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	7,370	17,815	28,950	63,450
Allowance for doubtful accounts	5,708	0	5,892	0
Common stock, restricted stock units and stock options issued for services and board compensation	1,223,941	1,071,411	1,508,769	2,258,068
Gain of purchase price adjustment to goodwill	0	0	(759,428)	0
Impairment of goodwill	0	0	759,428	0
Loss on extinguishment of debt	0	32,500	32,500	406,833
Change in fair value of contingent consideration	0	0	(115,822)	103,274
Imputed interest on contingent consideration	22,334	0	0	0
Change in fair value of derivative liabilities	1,983,315	(47,929)	(393,509)	0
Fair value of embedded conversion feature in convertible debentures in excess of allocated proceeds	938,840	0	71,224	0
Amortization of deferred financing costs	0	0	53,342	0
Amortization of debt discount and deferred financing costs	1,161,131	220,417	906,719	443,867
Amortization of intangible assets	335,685	239,582	550,789	114,006
Shares of common stock issued for debt amendment	0	0	15,500	0
Changes in operating assets and liabilities, net of acquisition amounts
Accounts receivable	55,242	153,716	102,612	25,040
Prepaid expenses	24,964	1,778	27,653	(20,752)
Security Deposits	(37,460)	6,961	6,961	22,200
Inventories	32,006	(25,130)	11,516	(88,108)
Accounts payable and accrued expenses	378,563	530,778	329,205	721,811
Accrued interest payable	56,147	53,241	29,745	86,353
Deferred revenue and customer deposits	(16,325)	(17,470)	(1,145)	(150,345)
Net cash provided by (used in) operating activities	256,152	(128,361)	(1,031,727)	(841,270)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property & equipment	(6,565)	(9,537)	9,540	38,989
Purchase of intangible assets	0	(3,277)	3,276	22,545
Net Cash Used in Investing Activities	(6,565)	(12,814)	(12,816)	(61,534)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from (repayments of) line of credit convertible debenture – related party	(119,000)	113	(14,886)	424,078
Proceeds from convertible debentures	0	0	1,325,000	50,000
Fees paid in connection with issuance of convertible debentures	0	0	(82,500)	0
Proceeds from short-term loans payable	21,800	0	258,278	0
Payments on short-term loans payable	(180,995)	0	(27,927)	0
Proceeds from note payable and convertible debentures	416,500	100,000	130,000	340,000
Payments on note payable	(226,660)	0	(440,000)	0
Payments made on contingent consideration	0	0	0	87,168
Deferred financing costs in connection with convertible debentures	(19,000)	0	0	0
Proceeds from non-convertible debentures - related party	0	50,000	50,000	150,000
Payments on non-convertible debentures - related party	0	0	(105,000)	0
Net Cash Provided by Financing Activities	(107,355)	150,113	1,092,965	876,910
NET CHANGE IN CASH	142,232	8,938	48,422	(25,894)
CASH AT BEGINNING OF PERIOD	55,901	7,479	7,479	33,373
CASH AT END OF PERIOD	198,133	16,417	55,901	7,479
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income taxes	0	0	2,400	0
Cash paid for interest	87,085	0	107,764	33,363
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING & FINANCING ACTIVITIES:
Common stock issued for conversion of notes payable, convertible debentures and accrued interest	1,515,635	92,000	92,000	110,581
Common stock issued for conversion of debentures – related party	0	0	75,000	643,226
Common stock issued for extinguishment of debt	0	0	0	779,000
Common stock issued for the purchase of Vesele	0	0	0	40,000
Reclassification of the fair value of the embedded conversion features from derivative liability to additional paid-in capital upon conversion	2,018,565	0	0	0
Cashless exercise of warrants	3,194	0	0	0
Reclassification of the fair value of the warrants from derivative liability to additional paid-in capital upon cashless exercise	518,224	0	0	0
Common stock issued for acquisition	0	2,071,625	2,071,625	0
Relative fair value of common stock issued in connection with notes payable recorded as debt discount	93,964	0	0	0
Relative fair value of warrants issued in connection with convertible debentures recorded as debt discount	186,526	0	89,551	0
Relative fair value of common stock subscribed but unissued in connection with convertible debentures recorded as debt discount	472,814	0	0	0
Fair value of embedded conversion feature derivative liabilities recorded as debt discount	840,660	0	0	0
Fair value of warrants issued to placement agents recorded as deferred financing costs	140,836	0	0	0
Deferred financing costs included in accounts payable and accrued expenses	15,000	0	0	0
Net proceeds from convertible debentures in escrow included in restricted cash	1,305,000	0	0	0
Fair value of the contingent consideration for acquisition	314,479	2,905,425	2,905,425	0
Proceeds from note payable paid to seller in connection with acquisition	300,000	0	0	0
Deferred financing costs paid with proceeds from note payable	7,500	0	0	0
Fair value of unamortized non-forfeitable common stock issued to consultant included in prepaid expenses	9,500	0	0	0
Issuance of shares of common stock for vested restricted stock units	18,888	0	0	0
Return of shares of common stock related to license agreement	0	38,000	38,000	0
Common stock issued in connection with debt amendment	0	32,500	0	0
Fair value of beneficial conversion feature on line of credit convertible debenture – related party	3,444	4,154	8,321	0
Fair value of warrants issued as deferred financing costs	0	0	68,419	0
Fair value of embedded conversion feature derivative liabilities recorded as debt discount	0	0	830,560	0
Relative fair value of common stock issued in connection with convertible debentures	0	0	374,474	0
Fair value of warrant derivative liabilities recorded as debt discount	0	0	226,297	0
Accrued interest added to principal in connection with amendment of notes payable	0	0	3,200	0
Exchange of restricted stock units for shares of common stock	$ 0	$ 0	$ 500	$ 0